Schedule of Investments (unaudited)	iShares® MSCI Israel ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Elbit Systems Ltd.	20,765	$3,958,413

Banks — 19.8%
Bank Hapoalim BM	988,542	9,093,754
Bank Leumi Le-Israel BM	1,184,970	9,858,918
FIBI Holdings Ltd.	13,856	592,479
First International Bank Of Israel Ltd. (The)	42,938	1,751,983
Israel Discount Bank Ltd., Class A	962,548	4,950,544
Mizrahi Tefahot Bank Ltd.	120,538	4,401,822
		30,649,500
Broadline Retail — 1.6%
Global-e Online Ltd.(a)(b)	77,644	2,424,046

Capital Markets — 0.3%
Tel Aviv Stock Exchange Ltd.	68,336	470,360

Chemicals — 2.3%
ICL Group Ltd.	602,094	2,847,764
Israel Corp Ltd.(b)	2,963	701,990
		3,549,754
Communications Equipment — 0.2%
Ituran Location and Control Ltd.	11,725	324,665

Construction & Engineering — 1.6%
Ashtrom Group Ltd.(a)(b)	31,556	397,163
Elco Ltd.	7,228	206,774
Electra Ltd./Israel(b)	1,632	580,855
Kvutzat Acro Ltd., NVS(b)	21,550	212,606
Shapir Engineering and Industry Ltd.(a)(b)	111,635	566,731
Shikun & Binui Ltd.(a)	256,552	533,358
		2,497,487
Consumer Finance — 0.3%
Isracard Ltd.	148,095	514,312

Consumer Staples Distribution & Retail — 1.1%
M Yochananof & Sons Ltd.	3,969	207,945
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	6,992	392,611
Shufersal Ltd.(b)	165,391	1,093,984
		1,694,540
Distributors — 0.1%
Tadiran Group Ltd.	2,672	159,796

Diversified REITs — 0.6%
Reit 1 Ltd.	150,817	567,892
Sella Capital Real Estate Ltd.	171,431	317,820
		885,712
Diversified Telecommunication Services — 1.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,614,742	1,951,019

Electronic Equipment, Instruments & Components — 0.6%
Nayax Ltd.(a)	9,777	252,269
Next Vision Stabilized Systems Ltd., NVS	43,278	667,028
		919,297
Food Products — 0.5%
Strauss Group Ltd.	45,350	750,167

Health Care Equipment & Supplies — 0.8%
Inmode Ltd.(a)(b)	62,552	1,196,620

Hotels, Restaurants & Leisure — 0.4%
Fattal Holdings 1998 Ltd.(a)	5,750	665,070
Security	Shares	Value

Household Durables — 0.5%
Azorim-Investment Development & Construction Co. Ltd.(a)(b)	57,720	$246,974
Danya Cebus Ltd.	6,117	122,678
Electra Consumer Products 1970 Ltd.(a)(b)	10,003	213,304
Maytronics Ltd.	38,567	198,906
		781,862
Independent Power and Renewable Electricity Producers — 2.5%
Energix-Renewable Energies Ltd.	212,916	884,174
Enlight Renewable Energy Ltd.(a)(b)	91,811	1,592,919
Kenon Holdings Ltd./Singapore	16,401	415,101
OPC Energy Ltd.(a)	87,323	678,845
OY Nofar Energy Ltd.(a)	15,210	373,604
		3,944,643
Insurance — 2.3%
Clal Insurance Enterprises Holdings Ltd.(a)	49,141	803,217
Harel Insurance Investments & Financial Services Ltd.	80,540	689,375
Menora Mivtachim Holdings Ltd.(b)	16,852	433,269
Migdal Insurance & Financial Holdings Ltd.	329,228	394,325
Phoenix Holdings Ltd. (The)	138,112	1,318,875
		3,639,061
IT Services — 5.3%
Formula Systems 1985 Ltd.	7,789	602,820
Matrix IT Ltd.	27,164	540,311
One Software Technologies Ltd.	36,358	494,471
Wix.com Ltd.(a)	41,134	6,626,687
		8,264,289
Machinery — 0.3%
Kornit Digital Ltd.(a)	37,144	528,188

Marine Transportation — 1.1%
ZIM Integrated Shipping Services Ltd.(a)(b)	74,899	1,688,223

Media — 0.3%
Perion Network Ltd.(a)	36,743	463,204

Oil, Gas & Consumable Fuels — 1.8%
Delek Group Ltd.	7,270	834,789
Equital Ltd.(a)	18,258	524,157
Naphtha Israel Petroleum Corp. Ltd.(a)	25,023	133,940
Oil Refineries Ltd.	1,946,292	529,527
Paz Oil Co. Ltd.	7,906	803,069
		2,825,482
Personal Care Products — 0.6%
Oddity Tech Ltd., Class A, NVS(a)(b)	24,621	884,140

Pharmaceuticals — 9.7%
Taro Pharmaceutical Industries Ltd.(a)	7,351	314,770
Teva Pharmaceutical Industries Ltd., ADR(a)	871,787	14,759,354
		15,074,124
Professional Services — 1.1%
Danel Adir Yeoshua Ltd.	3,866	355,368
Fiverr International Ltd.(a)(b)	25,594	645,737
Hilan Ltd.	12,448	703,217
		1,704,322
Real Estate Management & Development — 7.6%
AFI Properties Ltd.(a)	0	25
Africa Israel Residences Ltd.(b)	4,952	293,264
Airport City Ltd.(a)	52,885	789,114
Alony Hetz Properties & Investments Ltd.	118,869	792,804
Amot Investments Ltd.	183,443	717,676
Aura Investments Ltd.	117,867	407,392
Azrieli Group Ltd.	33,023	2,000,294

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Big Shopping Centers Ltd.(a)	12,358	$1,211,136
Blue Square Real Estate Ltd.	4,301	310,229
Brack Capital Properties NV(a)	0	15
Electra Real Estate Ltd.	23,376	214,594
G City Ltd.(a)	80,167	199,694
Gav-Yam Lands Corp. Ltd.	0	1
Israel Canada T.R Ltd.(b)	125,036	440,727
Isras Holdings Ltd., NVS(a)	3,003	243,417
Isras Investment Co. Ltd.	1,207	236,432
Mega Or Holdings Ltd.	18,600	448,500
Melisron Ltd.	20,338	1,343,390
Mivne Real Estate KD Ltd.	470,228	1,095,132
Prashkovsky Investments and Construction Ltd.(b)	5,731	127,386
Summit Real Estate Holdings Ltd.	31,754	370,482
YH Dimri Construction & Development Ltd.	5,976	461,048
		11,702,752
Semiconductors & Semiconductor Equipment — 6.9%
Camtek Ltd./Israel	22,826	2,530,018
Nova Ltd.(a)	22,576	4,965,235
Tower Semiconductor Ltd.(a)	86,260	3,234,396
		10,729,649
Software — 23.9%
Cellebrite DI Ltd.(a)	47,924	510,391
Check Point Software Technologies Ltd.(a)(b)	70,284	10,577,742
CyberArk Software Ltd.(a)	32,924	7,547,827
Magic Software Enterprises Ltd.(b)	21,131	225,099
Monday.com Ltd.(a)	28,552	6,450,182
Nice Ltd.(a)	48,921	9,033,481
Pagaya Technologies Ltd., Class A(a)	27,155	320,701
Radware Ltd.(a)(b)	27,638	560,775
Riskified Ltd.(a)	79,739	485,611
Sapiens International Corp. NV	25,953	874,174
SimilarWeb Ltd.(a)	21,351	164,189
WalkMe Ltd.(a)	21,461	195,295
		36,945,467
Specialty Retail — 0.7%
Delek Automotive Systems Ltd.	37,730	202,311
Security	Shares	Value

Specialty Retail (continued)
Fox Wizel Ltd.(b)	6,472	$494,320
Retailors Ltd.	15,151	311,506
		1,008,137
Technology Hardware, Storage & Peripherals — 0.3%
Nano Dimension Ltd., ADR(a)(b)	146,414	398,246

Textiles, Apparel & Luxury Goods — 0.2%
Delta Galil Ltd.(b)	8,056	362,032

Wireless Telecommunication Services — 0.5%
Cellcom Israel Ltd.(a)	84,103	332,761
Partner Communications Co. Ltd.(a)	108,694	506,393
		839,154

Total Long-Term Investments — 99.7%
(Cost: $175,150,989)		154,393,733

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	6,467,705	6,469,645
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	100,000	100,000

Total Short-Term Securities — 4.2%
(Cost: $6,570,088)		6,569,645

Total Investments — 103.9%
(Cost: $181,721,077)		160,963,378

Liabilities in Excess of Other Assets — (3.9)%		(6,102,922)

Net Assets — 100.0%		$154,860,456

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,746,318	$—	$(5,276,256	)(a)	$558	$(975)	$6,469,645	6,467,705	$108,890	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	—	(50,000	)(a)	—	—	100,000	100,000	4,586		—
					$558	$(975)	$6,569,645		$113,476		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
May 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	06/21/24	$327	$4,038

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$63,137,575	$91,256,158	$—	$154,393,733
Short-Term Securities
Money Market Funds	6,569,645	—	—	6,569,645
	$69,707,220	$91,256,158	$—	$160,963,378
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$4,038	$—	$4,038

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

3